Trade accounts receivable	12 Months Ended
Dec. 31, 2022
Trade Accounts Receivable
Trade accounts receivable

6.       Trade accounts receivable

These are financial assets measured at amortized cost, and refer to accounts receivable from users of telecommunications services, from network use (interconnection) and from sales of handsets and accessories. Accounts receivable are recorded at the price charged at the time of the transaction. The balances of accounts receivable also include services provided and not billed (“unbilled”) up to the balance sheet date. Trade accounts receivable are initially recognized at fair value and, subsequently, measured at amortized cost using the effective interest rate method less provision for expected credit losses (“impairment”).

The provision for expected credit losses was recognized as a reduction in accounts receivable based on the profile of the subscriber portfolio, the aging of overdue accounts receivable, the economic situation, the risks involved in each case and the collection curve, at an amount deemed sufficient by Management, as adjusted to reflect current and prospective information on macroeconomic factors that affect the customers’ ability to settle the receivables.

The fair value of trade accounts receivable is close to the book value recorded on December 31, 2022 and December 31, 2021.

The average rate considered in calculating the present value of accounts receivable recorded in the long term is 0.58% p.m. (0.19% p.m. on December 31, 2021).

	2022	2021
Trade accounts receivable	3,659,777	3,253,207

Gross accounts receivable	4,241,515	4,000,026

Billed services	2,149,579	2,107,682
Unbilled services	929,669	849,762
Network use (i)	550,416	504,333
Goods sold	590,476	521,362
Contractual assets (Note 24)	19,828	15,340
Other accounts receivable	1,547	1,547

Provision for expected credit losses	(581,738)	(746,819)

Current portion	(3,421,094)	(3,066,906)
Non-current portion	238,683	186,301

The movement of the provision for expected credit losses, accounted for as an asset reduction account, was as follows:

	2022	2021

Opening balance	746,819	651,260
Supplement to expected losses, net of reversal	626,218	544,642
Company acquisition balance	33,284	-
Write-off of provision	(824,583)	(449,083)

Closing Balance	581,738	746,819

In 2022, the change in the closing balance of the provision for expected credit losses occurred due to the supplement to expected losses, net of reversal and write-off of already accrued invoices.

The aging of accounts receivable is as follows:

	2022	2021

Total	4,241,515	4,000,026

Undue	3,221,416	2,895,999
Overdue up to (days):
30	286,324	246,195
60	82,533	100,027
90	73,581	77,280
>90	577,661	680,525